May 1, 2017 VIA EDGAR	Joseph M. Mannon Shareholder +1 312 609 7883 jmannon@vedderprice.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RMB Investors Trust Post-Effective Amendment No. 109 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940
File Nos.: 002-17226 and 811-00994

To the Commission:

On behalf of RMB Investors Trust (the “Registrant”), the Registrant is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 109 to its Registration Statement on Form N-1A (Amendment No. 71 under the 1940 Act) including exhibits.

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of incorporating comments received from the staff of the Commission (as identified and addressed in separate correspondence to the staff) and for the purpose of updating the Registrant’s financial statements and making certain other non-material changes. We intend for this Amendment to become effective on May 1, 2017.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7883 with any questions or comments regarding this filing.

Very truly yours, /s/ Joseph M. Mannon Joseph M. Mannon Shareholder